Details to the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of details to the consolidated statements of cash flows [abstract]
Adjustments for non-cash items from continuing operations
(USD millions)	2021	2020	2019

Depreciation, amortization and impairments on:
Property, plant and equipment	1 489	1 758	1 547

Right-of-use assets	318	330	305

Intangible assets	4 306	4 376	3 974

Financial assets [1]	-38	-335	-38

Change in provisions and other non-current liabilities	896	1 411	1 871

Gains on disposal and other adjustments on property, plant and equipment; intangible assets; financial assets; and other non-current assets, net	-677	-478	-1 234

Equity-settled compensation expense	736	738	758

Income from associated companies [2]	-15 339	-673	-659

Income taxes	2 119	1 807	1 793

Net financial expense	891	947	805

Total	-5 299	9 881	9 122

[1] Includes fair value adjustments
[2] 2021 includes the gain of USD 14.6 billion recognized from the divestment of the Group's investment in Roche (see Notes 2 and 4).

Cash flows from changes in working capital and other operating items included in operating cash flow from continuing operations
(USD millions)	2021	2020	2019

Decrease/(increase) in inventories	81	-543	-382

(Increase)/decrease in trade receivables	-389	137	-980

(Decrease)/increase in trade payables	-21	-324	553

Change in other current and non-current assets	-202	229	-160

Change in other current liabilities	772	211	1 167

Other adjustments, net	0	-1	1

Total	241	-291	199

Cash flows arising from acquisitions and divestments of businesses
(USD millions)	Note	2021	2020	2019

Net assets recognized as a result of acquisitions of businesses	24	-735	-10 173	-4 124

Fair value of previously held equity interests		42	7	33

Contingent consideration payables, net		59	98	242

Payments, deferred consideration and other adjustments, net		1	62	-2

Cash flows used for acquisitions of businesses		-633	-10 006	-3 851

Cash flows from divestments of businesses, net [1]		66	49	91

Cash flows used for acquisitions and divestments of businesses, net		-567	-9 957	-3 760

[1] In 2021, USD 66 million included USD 52 million net cash inflows from divestments in previous years, and a USD 14 million net cash inflow from a business divestment in 2021, comprised of intangible assets.

In 2020, USD 49 million represented the net cash inflows from divestments in previous years.
     In 2019, USD 91 million included USD 4 million of net cash outflows from divestments in previous years, and USD 95 million net cash inflows from business divestments in 2019. The net identifiable assets of the 2019 divested businesses amounted to USD 196 million, comprised of non-current assets of USD 159 million; current assets of USD 96 million, including USD 11 million cash and cash equivalents; non-current liabilities of USD 18 million; and current liabilities of USD 41 million.

Reconciliation of liabilities arising from financing activities
(USD millions)	Non-current financial debts	Current financial debts and derivative financial instruments	Non-current lease liabilities	Current lease liabilities

January 1, 2021	26 259	9 785	1 719	286

Increase in non-current financial debts	16

Repayments of non-current financial debts		-2 162

Change in current financial debts		-3 524

Payments of lease liabilities, net				-316

Interest payments for amounts included in lease liabilities classified as cash flows from operating activities				-52

New, modified and terminated leases, net			192	61

Impact of acquisitions of businesses		1

Changes in fair values, lease interest and other changes, net		-124		62

Amortization of bonds discount	25	4

Currency translation effects	-774	-309	-43	-13

Reclassification from non-current to current, net	-2 624	2 624	-247	247

December 31, 2021	22 902	6 295	1 621	275

(USD millions)	Non-current financial debts	Current financial debts and derivative financial instruments	Non-current lease liabilities	Current lease liabilities

January 1, 2020	20 353	7 031	1 703	246

Increase in non-current financial debts	7 126

Repayments of non-current financial debts		-2 003

Change in current financial debts		2 261

Payments of lease liabilities, net				-312

Interest payments for amounts included in lease liabilities classified as cash flows from operating activities				-56

New, modified and terminated leases, net			221	73

Impact of acquisitions of businesses		32	36	8

Changes in fair values, lease interest and other changes, net	-1		-30	65

Amortization of bonds discount	16	5

Currency translation effects	832	392	39	12

Reclassification from non-current to current, net	-2 067	2 067	-250	250

December 31, 2020	26 259	9 785	1 719	286

(USD millions)	Non-current financial debts	Current financial debts and derivative financial instruments	Non-current lease liabilities	Current lease liabilities

January 1, 2019	22 470	9 678

Impact of adoption of IFRS 16 Leases continuing operations [1]	-2	-1	1 471	268

Impact of adoption of IFRS 16 Leases discontinued operations [2]	-89		246	40

Financial debts and lease liabilities related to discontinued operations [3]		-47	-246	-40

Increase in non-current financial debts	93

Repayments of non-current financial debts		-3 195

Change in current financial debts		-1 582

Payments of lease liabilities, net				-273

Interest payments for amounts included in lease liabilities classified as cash flows from operating activities				-51

New, modified and terminated leases, net			362	131

Impact of acquisitions and divestments of businesses		2	-11	-6

Changes in fair values, lease interest and other changes, net		129	33	20

Amortization of bonds discount	25

Currency translation effects	-141	44	4	1

Reclassification from non-current to current, net	-2 003	2 003	-156	156

December 31, 2019	20 353	7 031	1 703	246

[1] Lease liabilities recognized on January 1, 2019, the date of implementation of IFRS 16 Leases. See Note 1.
[2] In 2018, financial debts included USD 89 million for previously reported finance lease obligations of the Alcon business that were reclassified on January 1, 2019, to lease liabilities, with the adoption of IFRS 16 Leases.

[3] Represents the financial debts and lease liabilities at January 1, 2019, related to the Alcon business reported as discontinued operations. See Notes 1 and 2.